Related Party Transactions - Additional Information (Detail) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 18, 2023	Mar. 03, 2023	Feb. 28, 2023	Mar. 04, 2021	Mar. 01, 2021	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 29, 2020
Related Party Transaction [Line Items]
Related party advances							$ 300,000		$ 300,000
Sponsor [Member]
Related Party Transaction [Line Items]
Share price							$ 12		$ 12		$ 12
Notice period to redeem shares									150 days		150 days
Related party advances							$ 300,000		$ 300,000		$ 0
Proceeds from advances to related parties	$ 250,000	$ 50,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into warrants							$ 1,500,000		$ 1,500,000		$ 1,500,000
Debt instrument conversion price							$ 1.5		$ 1.5		$ 1.5
Related party advances							$ 0		$ 0		$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount													$ 300,000
Related party advances													$ 171,357
Sponsor [Member] | Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction									10,000		10,000
Related party transaction. administrative expense							$ 30,000	$ 30,000	60,000	$ 60,000	120,000	$ 100,000
Sponsor [Member] | Administrative Service Agreement [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Accrued Expenses											220,000	$ 100,000
Related party transaction. administrative expense									$ 60,000		$ 120,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Share transfer restriction, threshold trading days									30 days		30 days
Sponsor [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Number of consecutive trading days for share price determination									20 days		20 days
Class B ordinary shares
Related Party Transaction [Line Items]
Common stock shares outstanding						8,625,000	7,736,268		7,736,268		7,736,268	7,736,268
Class B ordinary shares | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services						$ 25,000
Stock issued during period, shares, issued for services						7,187,500
Stock issued during period					1,437,500
Ordinary shares subject to possible redemption							1,125,000		1,125,000		1,125,000
Percentage of shares issued and outstanding							20.00%		20.00%		20.00%
Shares issued, shares, share-based payment arrangement, forfeited				888,732
Non-Redeemable Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding		400,000	400,000
Non-Redeemable Common Class A [Member] | Sponsor Agreement [Member]
Related Party Transaction [Line Items]
Number of shares to be transferred amongst the related parties interest upon consummation of business combination			150,000
Non-Redeemable Common Class A [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares to be transferred amongst the related parties interest upon consummation of business combination		150,000
Non-Redeemable Common Class A [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Percentage of identified shares			9.90%
Estimated fair value of non-redeeming shares			150,000
Estimated fair value of non-redeeming shares, value			$ 744,274
Estimated fair value of non-redeeming shares, per share			$ 4.96